Accounting and Reporting Changes - Schedule of Impact on Loss Allowances for Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2023	Jan. 01, 2023
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance	$ 724	$ 929
IAS 39 [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	47
IAS 39 [Member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	47
IAS 39 [Member] | FVOCI [Member] | Private placements [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	25
IAS 39 [Member] | FVOCI [Member] | Mortgages [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	10
IAS 39 [Member] | Amortized cost [Member] | Mortgages [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	7
IAS 39 [Member] | Amortized cost [Member] | Loans to bank clients [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
Impairment allowance	$ 5
IFRS 9 [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			$ 724
IFRS 9 [Member] | Of balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			11
IFRS 9 [Member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			713
IFRS 9 [Member] | FVOCI [Member] | Debt securities [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			348
IFRS 9 [Member] | FVOCI [Member] | Private placements [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			255
IFRS 9 [Member] | FVOCI [Member] | Mortgages [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			83
IFRS 9 [Member] | FVOCI [Member] | Other invested assets [member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			13
IFRS 9 [Member] | Amortized cost [Member] | On balance sheet exposures [Member]
Disclosure of Detailed Information About Loss allowances fIAS 39 to the Expected Credit Losses Impairment Allowance under IFRS [Line Items]
ECL allowance			$ 14